COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Long-term Purchase Commitment [Line Items]
Rental expenses	$ 2,440	¥ 15,805	¥ 13,764	¥ 10,330
Unrecognized tax positions	9,492				¥ 61,487
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Commitments to purchase certain medical equipment	$ 18,492		¥ 30,663		¥ 119,787
Purchase commitments period	1 year	1 year